NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Total	$ 4,399,112	$ 4,673,704	$ 2,359,893
Less: Discount	(297,521)	(396,678)	(371,812)
Net	4,101,591	4,277,026	1,988,081
Chief Executive Officer [Member] | Convertible Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Convertible Notes	110,500	110,500	110,500
Shareholder [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Notes Payable	1,500,000	1,500,000	0
Vehicles [Member] | Capital Lease Obligations [Member] | Capital Lease at 2.32% to 7.5% [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Capital Lease Obligations	166,939	226,397	0
Vehicles [Member] | Capital Lease Obligations [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Capital Lease Obligations	0	609	7,537
Vehicles [Member] | Notes Payable to Banks [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Capital Lease Obligations	1,537	3,042	8,764
Equipment [Member] | Capital Lease Obligations [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Capital Lease Obligations		0	0
Notes Payable to Banks [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Notes Payable	111,111	277,778	944,444
Convertible Notes Payable [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Convertible Notes	647,565	647,565	788,148
Financial Guarantee [Member] | Secured Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Notes Payable	118,344	123,926	0
Mortgages [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Secured mortgage note payable for the acquisition of land and building in Bonita Springs, Florida in the amount of $546,000. Principal payments of $4,550 and interest at the rate of Libor plus 3% are due monthly. The balance of the principal amount will be due March 2018. During the twelve months ended December 31, 2014, the Company made payments of principal and interest in the amounts of $54,600 and $15,444, respectively.	432,250	445,900	500,500
Convertible Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Notes Payable	200,000	200,000	0
Notes Payable, Other Payables [Member] | Diet at Your Doorstep [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Notes Payable	17,935	17,935	0
Notes Payable, Other Payables [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Notes Payable	699,970	699,970	0
Secured Debt [Member] | Note Payable, Due October 1, 2019 [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Notes Payable	292,411	316,337	0
Line of Credit [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
The Company has a $75,000 line of credit which bears monthly interest at the variable interest rate of 2% over prime rate. The line of credit is overdue. The line of credit is secured by all corporate assets and by a condominium owned by one of the former shareholders of FD. During the twelve months ended December 31, 2014, interest in the amount of $1,334 was recorded on this line of credit.	75,000	75,000	0
Unsecured Debt [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Schedule of debt [Line Items]
Notes Payable	$ 25,550	$ 28,745	$ 0